Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Deposits	421,157	471,078	60,524
Prepayments to suppliers	3,549,283	1,371,095	176,159
Prepaid expenses (Note 1)	28,391,667	17,279,167	2,220,031
Input VAT	2,475,923	4,100,393	526,819
Others	627,725	99,930	12,839
Total	35,465,755	23,321,663	2,996,372
Less: non-current portion	(14,191,667)	(9,804,167)	(1,259,641)
Current portion	21,274,088	13,517,496	1,736,731

Note 1: The prepaid expenses mainly represented the amount prepaid to service providers for advertising, marketing and consultancy services for promotion and business strategy of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to statements of operations over the service period in which the services are expected to be evenly received during the service periods.